PSCVS-1-699x

                            Chase Vista Select Funds

                        Supplement Dated October 11, 1999
                          Prospectus Dated June 1, 1999

Select New Growth Opportunies Fund

In the "The Fund's main investment strategy" section on page 48 of the Prospectus, the following text replaces the second sentence of the first paragraph:

This refers to companies with a market capitalization of $1 billion to $10 billion at the time of purchase.







                                                                   SCVS3-36-1099